Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current
Trade receivables, gross	¥ 1,595,145	$ 222,357	¥ 1,148,682
Less: Allowance for expected credit losses	(227,133)	(31,661)	(54,894)
Net trade receivables (Note 6.2)	1,368,012	190,696	1,093,788
Bill receivables	7,209,989	1,005,044	6,318,789
Total (Note 32, Note 35)	8,578,001	1,195,740	7,412,577
Current receivables from joint ventures (trade)	103,819	14,472	187,944
Current receivables from associates and joint ventures (non-trade)	12,725	1,774	10,212
Less: Impairment losses - joint venture (trade)	(2,561)	(357)	0
Current receivables from related parties (trade)	129,809	18,095	212,706
Less: Impairment losses - joint venture (non-trade)	(10,456)	(1,457)	0
Current receivables from related parties (non-trade)	9,376	1,307	4,016
Bills receivable in transit	0	0	49,696
Grant receivables	76,900	10,720	62,000
Sales consideration on disposal of a subsidiary due from the acquirer	5,212	726	236,734
Others	80,188	11,178	68,052
Less: Impairment losses – other receivables	(7,710)	(1,075)	(7,710)
Other receivables carried at amortized cost (Note 35)	397,302	55,383	823,650
Tax recoverable	143,463	19,998	108,844
Advances paid to suppliers	153,488	21,395	77,527
Right of return assets	117,836	16,426	36,026
Others	26,371	3,676	0
Net other receivables	838,460	116,878	1,046,047
Total trade and other receivables	¥ 9,416,461	$ 1,312,618	¥ 8,458,624